As filed with the Securities and Exchange Commission on May 28, 2020

                            File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION

Washington,

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 2,355	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No.2,355	☒

(Check appropriate box or boxes)

iShares Trust

(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company

1 Lincoln Street

Mail Stop SFC0805

Boston, MA 02111

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	DEEPA DAMRE, ESQ.
WILLKIE FARR & GALLAGHER LLP	BLACKROCK FUND ADVISORS
787 SEVENTH AVENUE	400 HOWARD STREET
NEW YORK,	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On June 26, 2020, pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No.2,355 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until June 26, 2020, the effectiveness of the registration statement for the iShares MSCI Canada IMI ETF (the “Fund”), filed in Post-Effective Amendment No. 2,118 on May 20, 2019, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
2,160	August 2, 2019	August 30, 2019
2,175	August 29, 2019	September 27, 2019
2,190	September 26, 2019	October 18, 2019
2,200	October 17, 2019	November 15, 2019
2,222	November 14, 2019	December 13, 2019
2,236	December 12, 2019	January 10, 2020
2,255	January 9, 2020	February 7, 2020
2,274	February 6, 2020	March 6, 2020
2,318	March 5, 2020	April 3, 2020
2,336	April 2, 2020	May 1, 2020
2,346	April 30, 2020	May 29, 2020

This Post-Effective Amendment No.2,355 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 2,118.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No.2,355 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 28th day of May, 2020.

iShares Trust

By:
Armando Senra*
President

Date: May 28, 2020

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No.2,355 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Salim Ramji*
Trustee

Date: May 28, 2020

John E. Martinez*
Trustee

Date: May 28, 2020

Cecilia H. Herbert*
Trustee

Date: May 28, 2020

John E. Kerrigan*
Trustee

Date: May 28, 2020

Robert S. Kapito*
Trustee

Date: May 28, 2020

Madhav V. Rajan*
Trustee

Date: May 28, 2020

Jane D. Carlin*
Trustee

Date: May 28, 2020

Drew E. Lawton*
Trustee

Date: May 28, 2020

Richard L. Fagnani*
Trustee

Date: May 28, 2020

/s/ Trent W. Walker
Trent W. Walker*
Treasurer and Chief Financial Officer

Date: May 28, 2020

*By:	/s/ Trent W. Walker
Trent W. Walker
Attorney-in-fact

Date: May 28, 2020

*

Powers of Attorney, each dated January 1, 2020, for Armando Senra, Salim Ramji, Jane D. Carlin, Cecilia H. Herbert, John E. Kerrigan, John E. Martinez, Madhav V. Rajan, Robert S. Kapito, Drew E. Lawton, Richard L. Fagnani and Trent W. Walker are incorporated herein by reference to Post-Effective Amendment No. 2,257, filed January 9, 2020.